Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Increase (Decrease) in Accounts Receivable and Other Operating Assets	$ 5,749	$ 35,228	$ 23,043
Increase (Decrease) in Inventories	7,967	6,132	6,152
Increase (Decrease) in Prepaid Expense	(4,164)	9,345	13,290
Accounts payable	(5,705)	(8,248)	(13,417)
Accrued liabilities and other	(6,061)	(1,886)	(4,399)
Increase (Decrease) in Deferred Revenue	3,226	(870)	1,752
Asset retirement obligation expenditures	0	(2,974)	(3,852)
Dry dock expenses	(20,591)	(28,495)	(16,230)
Total	$ (19,579)	$ 8,232	$ 6,339